Earnings Per Common Share - Additional Information (Detail) - shares shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
6.0% convertible perpetual preferred stock, Series A
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Dividend per share percentage	6.00%		6.00%
Conversion of Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	7.1		8.9	3.3
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	1.3	0.5	0.4	0.4	0.4
Performance Based Restricted Stock Awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share	0.7	1.3	1.1	0.8	1.3